FINANCIAL RISK MANAGEMENT (Schedule of Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 5,110	$ 2,469	$ 5,544	$ 5,790
Total assets	60,965	38,939
Credit risk [member]
Assets:
Cash and cash equivalents	5,110	2,469
Short term bank deposits	44,373	33,154
Other receivables	586	223
Total assets	$ 50,069	$ 35,846